The Beehive ETF
Schedule of Investments
September 30, 2025 (Unaudited)
COMMON STOCKS - 95.4%	Shares	Value
Banking - 3.3%
First Citizens BancShares, Inc. - Class A	906	$1,620,979
JPMorgan Chase & Co.	13,908	4,387,000
		6,007,979

Consumer Discretionary Services - 1.7%
Restaurant Brands International, Inc.	47,446	3,043,186

Consumer Staple Products - 4.6%
Mondelez International, Inc. - Class A	87,817	5,485,928
Pernod Ricard SA, ADR	152,063	2,974,352
		8,460,280

Financial Services - 7.5%
Fidelity National Information Services, Inc.	49,283	3,249,721
Fiserv, Inc.(a)	32,923	4,244,762
Intercontinental Exchange, Inc.	37,114	6,252,967
		13,747,450

Health Care - 10.0%
Abbott Laboratories, ADR	28,581	3,828,139
Danaher Corp.	29,227	5,794,545
Elevance Health, Inc.	6,730	2,174,597
Illumina, Inc.(a)	37,043	3,517,974
Thermo Fisher Scientific, Inc.	6,287	3,049,321
		18,364,576

Industrial Products - 7.7%
Airbus SE, ADR	120,553	7,018,596
Fortive Corp.	33,555	1,643,859
nVent Electric PLC	49,107	4,843,915
Ralliant Corp.	11,132	486,802
		13,993,172

Industrial Services - 1.9%
Canadian Pacific Kansas City Ltd.	47,197	3,515,705

Insurance - 7.8%
Aon PLC - Class A	18,304	6,526,841
Berkshire Hathaway, Inc. - Class B(a)	5,019	2,523,252
Chubb Ltd.	18,301	5,165,457
		14,215,550

Materials - 6.0%
Amcor PLC	562,518	4,601,397
Franco-Nevada Corp.	28,360	6,321,728
		10,923,125

Media - 10.7%
Alphabet, Inc. - Class A	49,727	$12,088,634
Alphabet, Inc. - Class C	4,336	1,056,033
Comcast Corp. - Class A	73,653	2,314,177
Take-Two Interactive Software, Inc.(a)	16,041	4,144,353
		19,603,197

Real Estate - 2.6%
Prologis, Inc. - REIT	40,884	4,682,036

Retail & Wholesale - Discretionary - 3.9%
Amazon.com, Inc.(a)	32,262	7,083,767

Software & Tech Services - 17.4%
Check Point Software Technologies Ltd.(a)	26,869	5,559,465
Microsoft Corp.	34,072	17,647,592
Oracle Corp.	30,472	8,569,945
		31,777,002

Tech Hardware & Semiconductors - 10.3%
Analog Devices, Inc.	22,980	5,646,186
Apple, Inc.	34,970	8,904,411
NVIDIA Corp.	23,230	4,334,254
		18,884,851

TOTAL COMMON STOCKS (Cost $91,569,412)		174,301,876

SHORT-TERM INVESTMENTS - 4.6%
Money Market Funds - 4.6%	Shares	Value
First American Government Obligations Fund - Class X, 4.05%(b)	8,487,176	8,487,176

TOTAL SHORT-TERM INVESTMENTS (Cost $8,487,176)		8,487,176

TOTAL INVESTMENTS - 100.0% (Cost $100,056,588)		$182,789,052
Other Assets in Excess of Liabilities - 0.0%(c)		15,869
TOTAL NET ASSETS - 100.0%		$182,804,921

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
PLC	Public Limited Company
REIT	Real Estate Investment Trust

(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized effective yield as of September 30, 2025.
(c)	Does not round to 0.1% or (0.1)%, as applicable.